Blackstone / GSO Strategic Credit Fund

Portfolio of Investments

September 30, 2020 (Unaudited)

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 125.08%
Aerospace & Defense - 1.86%
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan, 3M US L + 3.50%, 04/06/2026	$1,241,318	$1,102,780
Nordam Group LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 04/09/2026(b)	4,728,000	4,042,440
Propulsion Acquisition LLC, First Lien Initial Term Loan, 3M US L + 6.00%, 1.00% Floor, 07/13/2021	6,219,207	5,597,286
Standard Aero, Ltd., First Lien 2020 B-2 Term Loan, 3M US L + 3.50%, 04/06/2026	667,375	592,893
		11,335,399

Air Transport - 1.08%
Global Medical Response, Inc., First Lien 2018 New Term Loan, 3M US L + 4.25%, 1.00% Floor, 03/14/2025	4,346,480	4,226,951
Global Medical Response, Inc., First Lien 2018 Term Loan, 3M US L + 3.25%, 1.00% Floor, 04/28/2022	2,400,000	2,397,756
		6,624,707

Automotive - 1.22%
Bright Bidco BV, First Lien 2018 Refinancing B Term Loan, 3M US L + 3.50%, 1.00% Floor, 06/30/2024	4,950,305	2,424,362
Clarios Global LP, First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 04/30/2026	3,034,673	2,964,497
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 3.50%, 05/22/2024(b)	2,200,321	2,079,303
		7,468,162

Brokers, Dealers & Investment Houses - 1.99%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan, 1M US L + 5.00%, 07/31/2026	3,867,729	3,756,532
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, 1M US L + 3.75%, 1.00% Floor, 04/09/2027	4,678,492	4,660,947
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	1,846,154	1,774,043
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 09/12/2025	2,067,693	1,992,740
		12,184,262

Building & Development - 6.78%
American Bath Group LLC, First Lien 2018 Replacement Term Loan, 1M US L + 4.00%, 1.00% Floor, 09/30/2023	9,791,789	9,805,742
American Bath Group LLC, Second Lien Term Loan, 1M US L + 9.75%, 1.00% Floor, 09/30/2024(b)	600,000	582,000
Cornerstone Building Brands, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 04/12/2025	3,685,782	3,633,388
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 1.00% Floor, 05/05/2024	456,347	456,062
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 1.00% Floor, 10/25/2023	2,255,640	2,237,787
Hillman Group, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	6,859,824	6,738,817
LBM Borrower LLC, First Lien Tranche C Term Loan, 1M US L + 3.75%, 1.00% Floor, 08/19/2022	4,606,139	4,613,624
MI Windows and Doors LLC, First Lien Initial Term Loan, 3M US L + 5.50%, 1.00% Floor, 11/06/2026	5,256,351	5,272,778
Road Infrastructure Investment Holdings, Inc., First Lien Term Loan, 3M US L + 3.50%, 1.00% Floor, 06/13/2023	1,017,309	927,450
SRS Distribution, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 05/23/2025	4,617,000	4,507,000
Tutor Perini Corp., First Lien B Term Loan, 3M US L + 4.75%, 1.00% Floor, 08/18/2027	2,678,049	2,651,268
		41,425,916

Business Equipment & Services - 25.58%
Access CIG LLC, First Lien B Term Loan, 3M US L + 3.75%, 02/27/2025	2,855,564	2,800,695
Access CIG LLC, Second Lien Initial Term Loan, 3M US L + 7.75%, 02/27/2026	326,087	309,783
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 1.00% Floor, 07/23/2021	3,058,597	3,016,542
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 1M US L + 6.50%, 1.00% Floor, 07/25/2022	6,371,137	6,180,449

	Principal
	Amount	Value
Business Equipment & Services (continued)
ALKU LLC, First Lien B Term Loan, 3M US L + 5.50%, 1.00% Floor, 07/29/2026(b)	$6,069,500	$6,039,153
Allied Universal Holdco LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 07/10/2026	3,125,753	3,098,121
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 04/15/2026	5,386,364	5,292,102
AqGen Ascensus, Inc., First Lien Seventh Amendment Replacement Term Loan, 3M US L + 4.00%, 1.00% Floor, 12/03/2026	7,084,784	7,049,395
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 1.00% Floor, 12/28/2024	2,765,547	2,694,680
Cambium Learning Group, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/18/2025	3,521,029	3,485,818
Cambium Learning Group, Inc., Second Lien Initial Term Loan, 3M US L + 8.50%, 12/18/2026(b)	1,057,333	1,009,753
Camelot U.S. Acquisition 1 Co., First Lien Amendment No. 2 Incremental Term Loan, 3M US L + 3.25%, 1.00% Floor, 10/30/2026	1,755,396	1,749,910
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 02/09/2026	1,303,611	1,251,141
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 0.75% Floor, 02/03/2025	3,831,837	3,688,162
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 0.75% Floor, 02/02/2026	1,422,414	1,305,065
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 3.75%, 02/06/2026	4,937,624	4,895,654
Epicor Software Corp., First Lien B (2020) Term Loan, 1M US L + 4.25%, 1.00% Floor, 07/30/2027	1,883,879	1,883,229
Epicor Software Corp., Second Lien Initial Term Loan, 1M US L + 7.75%, 1.00% Floor, 07/31/2028	2,388,305	2,462,940
eResearchTechnology, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 1.00% Floor, 02/04/2027	1,825,425	1,820,478
Garda World Security Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 10/30/2026	2,266,799	2,259,149
GI Revelation Acquisition LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 04/16/2025	3,736,313	3,614,882
GI Revelation Acquisition LLC, Second Lien Initial Term Loan, 1M US L + 9.00%, 04/16/2026(b)	4,200,000	4,095,000
Globallogic Holdings, Inc., First Lien 2020 Incremental B-2 Term Loan, 1M US L + 3.75%, 0.75% Floor, 09/14/2027(b)	1,185,233	1,179,307
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 3M US L + 4.00%, 1.00% Floor, 05/23/2025	750,216	741,543
Informatica LLC, Second Lien Initial Term Loan, 3M US L + 7.13%, 02/14/2025	1,311,500	1,335,546
Inmar, Inc., Second Lien Initial Term Loan, 3M US L + 8.00%, 1.00% Floor, 05/01/2025	3,209,378	2,346,360
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 1.00% Floor, 02/21/2025	2,551,357	2,348,052
KUEHG Corp., Second Lien Tranche B Term Loan, 3M US L + 8.25%, 1.00% Floor, 08/22/2025	3,954,922	3,519,881
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.875%, 1.00% Floor, 12/09/2022	5,492,226	5,258,806
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	5,052,857	5,019,180
Minotaur Acquisition, Inc., First Lien B Term Loan, 1M US L + 5.00%, 03/27/2026	3,672,377	3,513,253
Mitchell International, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	5,387,817	5,167,078
Mitchell International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	2,303,030	2,194,788
National Intergovernmental Purchasing Alliance Co., Second Lien Initial Term Loan, 3M US L + 7.50%, 05/22/2026	4,200,000	3,853,500
National Intergovernmental Purchasing Alliance Company, First Lien Initial Term Loan, 3M US L + 3.75%, 05/23/2025	5,473,451	5,373,095
PriceWaterhouseCoopers, First Lien Initial Term Loan, 1M US L + 4.50%, 05/01/2025	4,830,582	4,794,376
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2026(b)	1,200,000	1,158,000
Project Boost Purchaser LLC, First Lien B Term Loan, 1M US L + 3.50%, 06/01/2026	702,608	684,020
Revspring, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 10/11/2025(b)	3,537,000	3,466,260
Sedgwick Claims Management Services, Inc., First Lien 2019 Term Loan, 1M US L + 4.00%, 09/03/2026	3,142,826	3,105,505
Sedgwick Claims Management Services, Inc., First Lien 2020 Term Loan, 1M US L + 4.25%, 1.00% Floor, 09/03/2026	1,825,425	1,816,298
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	3,911,889	3,782,328
STG-Fairway Holdings LLC, First Lien Facility Term Loan, 1M US L + 3.25%, 01/31/2027	2,910,451	2,852,242
Surf Holdings S.a r.l., First Lien Dollar Tranche Term Loan, 3M US L + 3.50%, 03/05/2027	986,690	968,012
Surveymonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025	6,686,501	6,661,427
ThoughtWorks, Inc., First Lien Replacement (2020) Term Loan, 3M US L + 3.75%, 1.00% Floor, 10/11/2024	4,133,831	4,082,158
TRC Companies, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 1.00% Floor, 06/21/2024	780,864	762,646
Wash MultiFamily Acquisition, Inc., First Lien Initial Canadian Term Loan, 1M US L + 3.25%, 1.00% Floor, 05/16/2022	312,623	307,964
Wash MultiFamily Acquisition, Inc., First Lien Initial US Term Loan, 1M US L + 3.25%, 1.00% Floor, 05/16/2022	2,279,949	2,245,966

	Principal
	Amount	Value
Business Equipment & Services (continued)
Weld North Education LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 02/15/2025	$7,877,280	$7,828,086
		156,367,778

Cable & Satellite Television - 0.85%
Radiate HoldCo LLC, First Lien B Term Loan, 1M US L + 3.50%, 0.75% Floor, 09/25/2026	1,913,404	1,884,043
UPC Financing Partnership, First Lien Facility AV Term Loan, 3M US L + 3.50%, 01/31/2029	1,694,444	1,650,389
UPC Financing Partnership, First Lien Facility B1 Term Loan, 3M US L + 3.50%, 01/31/2029	1,694,444	1,650,389
		5,184,821

Chemical & Plastics - 2.89%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 3M US L + 5.25%, 1.00% Floor, 08/27/2026	3,465,000	3,466,438
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 1.00% Floor, 08/01/2025(b)	7,038,000	6,967,620
PQ Corp., First Lien Initial Term Loan, 3M US L + 3.00%, 1.00% Floor, 02/07/2027	2,111,257	2,106,242
Spectrum Holdings III Corp., First Lien Closing Date Term Loan, 3M US L + 1.00%, 1.00% Floor, 01/31/2025	1,215,710	1,106,600
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 3M US L + 3.50%, 1.00% Floor, 10/28/2024	2,764,329	2,508,629
Vantage Specialty Chemicals, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 1.00% Floor, 10/27/2025	1,995,334	1,532,257
		17,687,786

Conglomerates - 2.01%
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 07/11/2025	6,594,748	6,062,486
Output Services Group, Inc., First Lien B Term Loan, 2M US L + 4.50%, 1.00% Floor, 03/27/2024	1,719,467	1,278,140
Spring Education Group, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025	3,888,588	3,700,652
VT Topco, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 08/01/2025(b)	1,315,876	1,256,662
		12,297,940

Containers & Glass Products - 3.02%
BWay Holding Co., First Lien Initial Term Loan, 3M US L + 3.25%, 04/03/2024	4,104,186	3,867,354
Flex Acquisition Co. Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	3,494,708	3,400,299
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	2,925,000	2,758,655
IBC Capital, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024	1,691,209	1,431,887
ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 2M US L + 3.50%, 1.00% Floor, 11/20/2023	1,691,425	1,673,876
ProAmpac PG Borrower LLC, Second Lien Initial Term Loan, 2M US L + 8.50%, 1.00% Floor, 11/18/2024	1,464,115	1,375,360
Reynolds Group Holdings, Inc., First Lien Tranche B-2 U.S. Term Loan, 3M US L + 3.25%, 02/05/2026	1,642,308	1,617,673
Strategic Materials Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 1.00% Floor, 10/31/2025(b)	2,666,667	946,667
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 3M US L + 3.00%, 1.00% Floor, 10/17/2024	1,393,134	1,362,659
		18,434,430

Diversified Insurance - 1.43%
AmWINS Group, Inc., First Lien Term Loan, 1M US L + 2.75%, 1.00% Floor, 01/25/2024	682,836	678,217
CP VI Bella Midco LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 12/27/2024	1,253,613	1,216,005
CP VI Bella Midco LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 12/29/2025	1,178,571	1,166,786
NFP Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 02/15/2027	2,860,919	2,754,836
Ryan Specialty Group LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 0.75% Floor, 09/01/2027	2,924,658	2,902,737
		8,718,581

Drugs - 2.41%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 1.00% Floor, 08/30/2025	1,473,214	1,458,482
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 1.00% Floor, 07/05/2023	4,410,370	4,098,909

	Principal
	Amount	Value
Drugs (continued)
Cambrex Corp., First Lien Initial Dollar Term Loan, 1M US L + 5.00%, 1.00% Floor, 12/04/2026(b)	$3,632,550	$3,650,713
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 1.00% Floor, 06/30/2023	5,544,039	5,537,109
		14,745,213

Ecological Services & Equipment - 1.07%
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 1.00% Floor, 05/09/2025	5,687,817	5,460,305
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026(b)	1,098,319	1,065,369
		6,525,674

Electronics/Electric - 27.54%
Allegro Microsystems, Inc., First Lien Cov-Lite TLB Term Loan, 3M US L + 4.25%, 0.50% Floor, 09/24/2027(b)	1,785,366	1,778,671
Applovin Corp., First Lien Amendment No. 3 New Term Loan, 1M US L + 4.00%, 08/15/2025	2,220,549	2,194,180
Boxer Parent Co. Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	5,857,690	5,701,260
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 04/18/2025	3,869,119	3,825,591
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/21/2025	3,665,625	3,596,895
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	5,910,000	5,442,756
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 1.00% Floor, 07/26/2025(b)	1,045,100	924,913
Curvature, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 1.00% Floor, 10/30/2023	5,215,368	4,157,092
DCert Buyer, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/16/2026	4,370,040	4,325,662
DiscoverOrg LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 02/02/2026	3,314,765	3,296,815
ECI Macola/MAX Holding LLC, First Lien Term Loan, 3M US L + 3.75%, 0.75% Floor, 09/17/2027	2,643,333	2,625,993
Electronics for Imaging, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 07/23/2026	1,810,190	1,477,568
Excelitas Technologies Corp., First Lien Initial USD Term Loan, 3M US L + 3.50%, 1.00% Floor, 12/02/2024	201,264	199,630
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 02/18/2027	2,253,611	2,244,698
Flexera Software LLC, First Lien Initial Term Loan, 3M US L + 3.25%, 1.00% Floor, 02/26/2025	835,180	831,134
Gigamon, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 1.00% Floor, 12/27/2024	10,996,243	10,858,790
Help/Systems Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 1.00% Floor, 11/19/2026	4,443,633	4,415,882
Hyland Software, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 3.25%, 0.75% Floor, 07/01/2024	1,301,829	1,298,301
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 0.75% Floor, 07/07/2025	2,033,772	2,029,542
Idera, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 1.00% Floor, 06/28/2024	2,560,303	2,533,637
Imperva, Inc., First Lien Term Loan, 3M US L + 4.00%, 1.00% Floor, 01/12/2026	3,231,818	3,192,002
Ivanti Software, Inc., First Lien Term Loan, 1M US L + 4.25%, 1.00% Floor, 01/20/2024	5,855,626	5,832,438
Ivanti Software, Inc., Second Lien Term Loan, 1M US L + 9.00%, 1.00% Floor, 01/20/2025	3,000,000	2,915,010
LI Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 1.00% Floor, 12/20/2026(b)	2,421,700	2,400,510
MA FinanceCo. LLC, First Lien Tranche B-4 Term Loan, 3M US L + 4.25%, 1.00% Floor, 06/05/2025	3,007,042	2,998,262
MACOM Technology Solutions Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.25%, 05/17/2024	4,431,298	4,311,276
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	4,717,147	4,691,604
Merrill Communications LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 1.00% Floor, 10/05/2026	1,816,275	1,787,905
MH Sub I LLC, First Lien 2020 June New Term Loan, 1M US L + 3.75%, 1.00% Floor, 09/13/2024	3,444,604	3,413,379
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.50%, 09/13/2024	3,287,864	3,208,133
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	4,057,923	3,487,277
Navico, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 1.00% Floor, 03/31/2023	1,319,307	1,069,186
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 1.00% Floor, 03/29/2025	4,770,565	4,728,823
Perforce Software, Inc., First Lien New Term Loan, 1M US L + 3.75%, 07/01/2026	2,188,056	2,153,528
Plantronics, Inc., First Lien Initial B Term Loan, 1M US L + 2.50%, 07/02/2025	1,420,637	1,338,503
Project Alpha Intermediate Holding, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 04/26/2024	3,590,909	3,563,977
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 1.00% Floor, 04/26/2024	2,059,390	2,029,786

	Principal
	Amount	Value
Electronics/Electric (continued)
Project Angel Parent LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 1.00% Floor, 05/30/2025(b)	$3,510,448	$3,466,567
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 3M US L + 4.50%, 1.00% Floor, 07/07/2023	2,694,635	2,659,268
Project Leopard Holdings, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 1.00% Floor, 07/07/2023	1,021,800	1,007,536
Project Silverback Holdings Corp., First Lien New Term Loan, 3M US L + 3.50%, 1.00% Floor, 08/21/2024	1,967,324	1,870,807
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 05/16/2025	3,249,980	3,191,756
Quest Software US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 05/18/2026	8,885,470	8,356,785
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	5,090,211	5,005,612
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 08/14/2026	3,355,000	3,324,805
SonicWall US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 05/18/2026	4,800,000	4,287,984
Sophia LP, First Lien B Term Loan, 3M US L + 3.75%, 0.75% Floor, 09/23/2027	2,026,578	2,016,445
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 3M US L + 6.00%, 10/29/2024	660,473	571,309
Veritas US, Inc., First Lien Initial Dollar B-2020 Term Loan, 3M US L + 5.50%, 1.00% Floor, 09/01/2025	3,537,964	3,470,159
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 6.25%, 08/16/2024	1,660,563	1,639,026
Vero Parent, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 6.00%, 1.00% Floor, 08/16/2024	4,248,650	4,206,164
Web.com Group, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	5,452,055	5,291,901
Web.com Group, Inc., Second Lien Initial Term Loan, 1M US L + 7.75%, 10/09/2026	1,167,592	1,111,401
		168,358,134

Financial Intermediaries - 1.54%
ION Trading Technologies SARL, First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 1.00% Floor, 11/21/2024	5,409,710	5,331,567
PI UK Holdco II, Ltd., First Lien Facility B1 Term Loan, 3M US L + 3.50%, 1.00% Floor, 01/03/2025	4,248,214	4,107,174
		9,438,741

Food Products - 2.29%
Alphabet Holding Co. Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	5,353,233	5,220,366
Froneri International, Ltd., Second Lien Facility Term Loan, 1M US L + 5.75%, 01/31/2028(b)	341,600	340,746
Snacking Investments Bidco Pty Limited, First Lien Initial US Term Loan, 1M US L + 4.00%, 1.00% Floor, 12/18/2026	1,820,089	1,813,272
TKC Holdings, Inc., First Lien Initial Term Loan, 2M US L + 3.75%, 1.00% Floor, 02/01/2023	3,403,730	3,204,833
TKC Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 8.00%, 1.00% Floor, 02/01/2024	4,051,201	3,418,910
		13,998,127

Food Service - 3.23%
CEC Entertainment, Inc., First Lien B Term Loan, 3M US L + 7.50%, 1.00% Floor, 08/30/2026(c)	4,846,970	3,120,237
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.25%, 1.00% Floor, 04/07/2025	4,475,579	3,749,013
K-Mac Holdings Corp., Second Lien Initial Term Loan, 1M US L + 6.75%, 03/16/2026	1,715,116	1,646,151
NPC International, Inc., Second Lien Initial Term Loan, 1M US L + 7.50%, 1.00% Floor, 04/18/2025(c)	3,424,278	243,124
Quidditch Acquisition, Inc., First Lien B Term Loan, 3M US L + 7.00%, 1.00% Floor, 03/21/2025(b)	5,589,317	5,198,065
Tacala Investment Corp., First Lien Initial Term Loan, 1M US L + 3.25%, 02/05/2027	2,113,325	2,050,306
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 02/04/2028	3,949,483	3,747,072
		19,753,968

Food/Drug Retailers - 0.77%
EG Group, Ltd., First Lien Additional Facility Term Loan, 3M US L + 4.00%, 02/07/2025	4,077,844	4,009,662
EG Group, Ltd., First Lien Facility B Term Loan, 3M US L + 4.00%, 02/07/2025	677,084	665,763
		4,675,425

Health Insurance - 1.22%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	2,686,989	2,646,684

	Principal
	Amount	Value
Health Insurance (continued)
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 1.00% Floor, 06/07/2023	$4,902,019	$4,832,876
		7,479,560

Healthcare - 17.05%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.75%, 1.00% Floor, 04/04/2022	4,659,449	4,466,082
American Renal Holdings, Inc., First Lien B Term Loan, 1M US L + 5.00%, 06/21/2024	2,794,465	2,703,645
Auris Luxembourg III SARL, First Lien Facility B2 Term Loan, 1M US L + 3.75%, 02/27/2026	6,025,574	5,593,751
BioClinica Holding I LP, First Lien Initial Term Loan, 1M US L + 4.25%, 1.00% Floor, 10/20/2023	2,414,145	2,386,986
BioClinica Holding I LP, Second Lien Initial Term Loan, 1M US L + 8.25%, 1.00% Floor, 10/21/2024	3,157,898	2,905,266
Carestream Health, Inc., First Lien 2023 Extended Term Loan, 3M US L + 6.75%, 1.00% Floor, 05/08/2023	416,176	406,467
Carestream Health, Inc., Second Lien 2023 Extended Term Loan, 3M US L + 4.50, 8.00% PIK, 1.00% Floor, 08/08/2023(d)	10,819,857	8,682,935
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	2,935,106	2,705,184
CPI Holdco LLC, First Lien B Term Loan, 1M US L + 4.25%, 11/04/2026	1,942,522	1,936,451
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 1.00% Floor, 12/01/2021	2,872,525	2,774,686
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	4,871,799	3,539,021
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/05/2026	1,237,290	1,126,967
Genesis Care Finance Pty, Ltd., First Lien Facility B5 Term Loan, 3M US L + 5.00%, 1.00% Floor, 05/14/2027	5,856,535	5,739,404
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 1.00% Floor, 08/29/2022	3,762,632	3,562,742
LifePoint Health, Inc., First Lien B Term Loan, 1M US L + 3.75%, 11/16/2025	6,262,887	6,097,171
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 1.00% Floor, 08/01/2025(b)	2,702,903	2,709,661
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/22/2026	3,078,732	3,016,526
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 3M US L + 3.75%, 1.00% Floor, 04/19/2023	8,773,745	8,770,982
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 1.00% Floor, 04/19/2023	682,353	606,155
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 1.00% Floor, 10/20/2022	786,586	721,299
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 3M US L + 4.00%, 1.00% Floor, 07/29/2022	4,951,190	4,708,582
PAREXEL International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	2,500,715	2,405,388
Pathway Vet Alliance LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/31/2027	2,721,597	2,685,196
PetVet Care Centers LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 02/14/2025	2,020,942	1,959,687
Phoenix Guarantor, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 03/05/2026	5,762,190	5,632,540
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 1.00% Floor, 02/09/2024	2,561,557	2,539,143
Sunshine Luxembourg VII SARL, First Lien Facility B1 Term Loan, 3M US L + 4.25%, 1.00% Floor, 10/01/2026	586,739	584,586
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 1.00% Floor, 09/03/2024	3,034,359	2,868,729
Tecostar Holdings, Inc., First Lien 2017 Term Loan, 2M US L + 3.50%, 1.00% Floor, 05/01/2024	1,773,479	1,738,568
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 1.00% Floor, 06/23/2024	1,067,500	1,012,412
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 1.00% Floor, 04/16/2025	499,127	378,338
YI LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 1.00% Floor, 11/07/2024	3,944,838	3,629,251
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 1.00% Floor, 03/13/2026(b)	4,357,143	3,638,214
		104,232,015

Home Furnishings - 0.86%
AI Aqua Merger Sub, Inc., First Lien 2017 Incremental Term Loan, 1M US L + 3.25%, 1.00% Floor, 12/13/2023(b)	179,839	175,343
AI Aqua Merger Sub, Inc., First Lien Fifth Amendment Incremental Term Loan, 3M US L + 4.25%, 1.00% Floor, 12/13/2023(b)	4,466,250	4,421,588

	Principal
	Amount	Value
Home Furnishings (continued)
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 1.00% Floor, 12/13/2023	$665,961	$652,642
		5,249,573

Industrial Equipment - 3.32%
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.25%, 1.25% Floor, 08/01/2024	347,939	330,803
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 1.00% Floor, 07/19/2024	4,337,350	4,243,381
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M US L + 4.50%, 06/28/2026(b)(e)	147,039	131,600
Justrite Safety Group, First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2026(b)	2,720,291	2,434,660
LTI Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/06/2025	2,411,924	2,252,134
LTI Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 09/06/2026	1,276,596	1,132,341
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 05/28/2026	1,060,011	991,772
Titan Acquisition, Ltd., First Lien Initial Term Loan, 3M US L + 3.00%, 03/28/2025	4,341,704	4,115,350
Vertical Midco GmbH, First Lien Facility B Term Loan, 6M US L + 4.25%, 07/30/2027	4,684,800	4,654,700
		20,286,741

Insurance - 0.17%
Outcomes Group Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 10/26/2026	1,153,846	1,038,462

Leisure Goods/Activities/Movies - 2.11%
Alterra Mountain Company, First Lien Additional Term Loan, 1M US L + 4.50%, 1.00% Floor, 08/01/2026(b)	3,760,789	3,732,583
Amplify Finco Pty, Ltd., First Lien U.S. Dollar Term Loan, 1M US L + 4.00%, 0.75% Floor, 11/26/2026(b)	3,034,750	2,609,885
Travelport Finance SARL, First Lien Initial (Priority) Term Loan, 3M US L + 8.00%, 1.00% Floor, 02/28/2025	4,342,848	4,186,787
Travelport Finance SARL, First Lien Term Loan, 3M US L + 5.00%, 05/30/2026	3,792,185	2,375,804
		12,905,059

Lodging & Casinos - 0.57%
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 3M US L + 4.00%, 03/29/2024	4,680,000	3,461,515

Nonferrous Metals/Minerals - 0.17%
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 1.00% Floor, 03/21/2025(b)	1,010,865	1,005,811

Oil & Gas - 1.45%
BCP Raptor II LLC, First Lien Initial Term Loan, 1M US L + 4.75%, 11/03/2025	1,098,430	783,548
Lower Cadence Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/22/2026	1,920,197	1,782,423
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 1.00% Floor, 02/17/2025	4,386,939	4,035,984
PGS ASA, First Lien 2020 Term Loan, 3M US L + 7.50%, 03/19/2024	2,233,184	1,674,888
RDV Resources Properties LLC, First Lien Term Loan, 1M US L + 0.50%, 1.00% Floor, 03/29/2024(b)(d)	991,072	346,875
Utex Industries, Inc., Second Lien Initial Term Loan, 3M US L + 7.25%, 1.00% Floor, 05/20/2022(c)	3,181,818	254,546
		8,878,264

Property & Casualty Insurance - 1.36%
AssuredPartners, Inc., First Lien 2020 February Refinancing Term Loan, 1M US L + 3.50%, 02/12/2027	3,353,653	3,262,619
AssuredPartners, Inc., First Lien 2020 June Incremental Term Loan, 1M US L + 4.50%, 1.00% Floor, 02/12/2027	689,716	689,716
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	4,311,174	4,326,888
		8,279,223

Publishing - 2.24%
Ancestry.com Operations, Inc., First Lien Extended Term Loan, 1M US L + 4.25%, 08/27/2026	2,455,047	2,455,477
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	4,287,313	4,010,653

	Principal
	Amount	Value
Publishing (continued)
Recorded Books, Inc., First Lien Term Loan, 3M US L + 4.25%, 0.50% Floor, 08/29/2025(b)	$3,388,889	$3,355,000
Shutterfly, Inc., First Lien B Term Loan, 3M US L + 6.00%, 1.00% Floor, 09/25/2026	4,250,323	3,891,701
		13,712,831

Radio & Television - 1.13%
Terrier Media Buyer, Inc., First Lien B Term Loan, 1M US L + 4.25%, 12/17/2026	5,982,460	5,851,056
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 1M US L + 2.75%, 05/18/2025	1,216,754	1,047,424
		6,898,480

Retailers (except food & drug) - 0.71%
FBB Holdings III, Inc., First Lien Initial Term Loan, 3M US L + 9.00%, 1.00% Floor, 02/07/2024(b)	549,845	481,114
FBB Holdings III, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 01/31/2025(b)	203,935	137,656
Spencer Spirit IH LLC, First Lien Initial Term Loan, 3M US L + 6.00%, 06/19/2026	4,163,889	3,700,657
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 6.00%, 1.50% Floor, 11/16/2017(b)(c)	2,065,632	4,131
		4,323,558

Steel - 0.19%
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 1.00% Floor, 03/01/2025	1,183,929	1,139,531

Surface Transport - 0.85%
Drive Chassis Holdco LLC, Second Lien B Term Loan, 3M US L + 8.25%, 04/10/2026(b)	2,890,462	2,789,295
SMB Shipping Logistics LLC, First Lien Term Loan, 3M US L + 4.00%, 1.00% Floor, 02/02/2024	2,531,832	2,430,559
		5,219,854

Telecommunications - 2.90%
Alorica, Inc., First Lien New B Term Loan, 3M US L + 3.25%, 0.75% Floor, 06/30/2022	2,707,611	2,275,747
Aventiv Technologies LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 1.00% Floor, 11/01/2024	453,178	377,414
Consolidated Communications, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 1.00% Floor, 10/05/2023	995,421	987,333
Ensono LP, First Lien Term Loan, 1M US L + 5.25%, 06/27/2025	3,326,528	3,251,681
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan, 3M US L + 3.25%, 1.00% Floor, 12/15/2023	3,008,508	2,952,098
Masergy Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 1.00% Floor, 12/16/2024	1,766,917	1,674,154
Peak 10 Holding Corp., First Lien Initial Term Loan, 3M US L + 3.50%, 08/01/2024	3,527,273	3,042,273
Rackspace Technology Global, Inc., First Lien B Term Loan, 3M US L + 3.00%, 1.00% Floor, 11/03/2023	3,229,554	3,177,090
		17,737,790

Utilities - 1.22%
Eastern Power LLC, First Lien Term Loan, 3M US L + 3.75%, 1.00% Floor, 10/02/2025	1,022,366	1,016,538
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 1.00% Floor, 12/19/2022	5,141,164	5,051,528
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 1.00% Floor, 11/13/2021	1,552,970	1,414,864
		7,482,930

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $798,270,635)		764,556,261

CORPORATE BONDS - 28.68%
Aerospace & Defense - 0.81%
Booz Allen Hamilton, Inc., 3.875%, 09/01/2028(f)	1,167,000	1,200,172
TransDigm, Inc.:
6.250%, 09/18/2023(f)	2,244,000	2,355,762
8.000%, 12/15/2025(f)	1,302,000	1,417,227
		4,973,161

	Principal
	Amount	Value
Automotive - 0.35%
Dana, Inc., 5.625%, 06/15/2028	$943,000	$975,189
Lithia Motors, Inc., 4.375%, 01/15/2031(f)	1,138,000	1,138,000
		2,113,189

Brokers, Dealers & Investment Houses - 0.54%
AG Issuer LLC, 6.250%, 03/01/2028(f)	3,297,000	3,288,757

Building & Development - 3.70%
Builders FirstSource, Inc., 6.750%, 06/01/2027(f)	1,816,000	1,947,660
Cornerstone Building Brands, Inc., 6.125%, 01/15/2029(f)	1,794,000	1,817,546
Griffon Corp., 5.750%, 03/01/2028	6,150,000	6,434,314
Installed Building Products, Inc., 5.750%, 02/01/2028(f)	900,000	950,454
JELD-WEN, Inc., 6.250%, 05/15/2025(f)	2,614,000	2,796,980
Northwest Hardwoods, Inc., 7.500%, 08/01/2021(c)(f)	3,211,000	1,188,070
NWH Escrow Corp., 7.500%, 08/01/2021(c)(f)	4,918,000	1,807,365
Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029(f)	654,000	682,204
TRI Pointe Group, Inc., 5.700%, 06/15/2028	963,000	1,056,893
Tutor Perini Corp., 6.875%, 05/01/2025(f)	4,295,000	3,959,453
		22,640,939

Business Equipment & Services - 2.01%
Diebold Nixdorf, Inc., 9.375%, 07/15/2025(f)	1,915,000	2,025,112
Iron Mountain, Inc.:
5.000%, 07/15/2028(f)	943,000	967,744
5.250%, 07/15/2030(f)	2,620,000	2,736,263
5.625%, 07/15/2032(f)	1,490,000	1,575,474
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.250%, 06/15/2025(f)	4,841,000	4,995,307
		12,299,900

Cable & Satellite Television - 3.27%
Altice France Holding SA, 6.000%, 02/15/2028(f)	4,700,000	4,491,531
Altice France SA, 7.375%, 05/01/2026(f)	4,650,000	4,877,618
CSC Holdings LLC:
4.625%, 12/01/2030(f)	2,330,000	2,344,248
3.375%, 02/15/2031(f)	1,842,000	1,785,819
Virgin Media Finance PLC, 5.000%, 07/15/2030(f)	2,131,000	2,123,009
Virgin Media Secured Finance PLC, 4.500%, 08/15/2030(f)	2,862,000	2,943,395
VMed O2 UK Financing I PLC, 4.250%, 01/31/2031(f)	1,410,000	1,440,844
		20,006,464

Containers & Glass Products - 1.82%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
5.250%, 04/30/2025(f)	1,692,000	1,770,416
5.250%, 08/15/2027(f)	4,519,000	4,609,380
Trident TPI Holdings, Inc., 6.625%, 11/01/2025(f)	4,800,000	4,745,496
		11,125,292

Diversified Insurance - 1.52%
HUB International, Ltd., 7.000%, 05/01/2026(f)	4,628,000	4,800,416
NFP Corp., 6.875%, 08/15/2028(f)	4,448,000	4,501,821
		9,302,237

Drugs - 0.76%
Bausch Health Cos., Inc.:
6.250%, 02/15/2029(f)	2,122,000	2,185,660
5.250%, 01/30/2030(f)	2,500,000	2,465,950
		4,651,610

Ecological Services & Equipment - 0.48%
GFL Environmental, Inc., 3.750%, 08/01/2025(f)	2,908,000	2,906,182

Electronics/Electric - 2.66%
Banff Merger Sub, Inc., 9.750%, 09/01/2026(f)	1,587,000	1,679,839

	Principal
	Amount	Value
Electronics/Electric (continued)
Boxer Parent Co., Inc., 7.125%, 10/02/2025(f)	$377,000	$403,202
Energizer Holdings, Inc.:
6.375%, 07/15/2026(f)	1,005,000	1,081,204
4.375%, 03/31/2029(f)	3,786,000	3,833,325
Riverbed Technology, Inc., 8.875%, 03/01/2023(f)	7,723,000	5,406,100
Sensata Technologies, Inc., 3.750%, 02/15/2031(f)	1,386,000	1,380,803
Spectrum Brands, Inc., 5.500%, 07/15/2030(f)	1,017,000	1,074,842
Veritas US, Inc. / Veritas Bermuda, Ltd., 7.500%, 09/01/2025(f)	1,346,000	1,389,745
		16,249,060

Equipment Leasing - 0.12%
Picasso Finance Sub, Inc., 6.125%, 06/15/2025(f)	648,000	698,926

Food Products - 0.13%
Post Holdings, Inc., 4.625%, 04/15/2030(f)	773,000	796,190

Food Service - 0.39%
IRB Holding Corp., 7.000%, 06/15/2025(f)	1,307,000	1,395,909
TreeHouse Foods, Inc., 4.000%, 09/01/2028	953,000	965,632
		2,361,541

Healthcare - 3.11%
Acadia Healthcare Co., Inc., 5.500%, 07/01/2028(f)	3,628,000	3,738,246
DaVita, Inc.:
4.625%, 06/01/2030(f)	2,950,000	3,029,724
3.750%, 02/15/2031(f)	1,541,000	1,488,683
Envision Healthcare Corp., 8.750%, 10/15/2026(f)	6,250,000	2,897,250
Team Health Holdings, Inc., 6.375%, 02/01/2025(f)	3,500,000	2,415,000
Tenet Healthcare Corp.:
7.000%, 08/01/2025	1,300,000	1,340,527
5.125%, 11/01/2027(f)	4,000,000	4,124,400
		19,033,830

Home Furnishings - 0.95%
Prime Security Services Borrower LLC / Prime Finance, Inc.:
3.375%, 08/31/2027(f)	1,083,000	1,043,064
6.250%, 01/15/2028(f)	4,722,000	4,787,683
		5,830,747

Industrial Equipment - 0.26%
Vertical Holdco GmbH, 7.625%, 07/15/2028(f)	728,000	770,770
Vertical US Newco, Inc., 5.250%, 07/15/2027(f)	786,000	818,336
		1,589,106

Nonferrous Metals/Minerals - 0.25%
Minerals Technologies, Inc., 5.000%, 07/01/2028(f)	1,447,000	1,500,959

Oil & Gas - 0.41%
CSI Compressco LP / CSI Compressco Finance, Inc.:
7.500%, 04/01/2025(f)	186,000	164,241
10.000%, 04/01/2026(d)(f)	578,000	442,170
Talos Production LLC / Talos Production Finance, Inc., 11.000%, 04/03/2022	2,000,000	1,920,000
		2,526,411

Property & Casualty Insurance - 0.93%
AssuredPartners, Inc., 7.000%, 08/15/2025(f)	4,545,000	4,643,468
GTCR AP Finance, Inc., 8.000%, 05/15/2027(f)	955,000	1,015,284
		5,658,752

Radio & Television - 1.32%
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028(f)	2,512,000	2,587,360

	Principal
	Amount	Value
Radio & Television (continued)
Univision Communications, Inc., 6.625%, 06/01/2027(f)	$5,606,000	$5,486,872
		8,074,232

Surface Transport - 0.49%
XPO Logistics, Inc., 6.250%, 05/01/2025(f)	2,812,000	3,000,053

Telecommunications - 1.24%
Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026(f)	4,714,000	4,736,156
Zayo Group Holdings, Inc., 4.000%, 03/01/2027(f)	2,896,000	2,854,095
		7,590,251

Utilities - 1.16%
Calpine Corp.:
4.625%, 02/01/2029(f)	1,010,000	1,010,631
5.000%, 02/01/2031(f)	1,262,000	1,288,723
Pike Corp., 5.500%, 09/01/2028(f)	4,733,000	4,777,088
		7,076,442

TOTAL CORPORATE BONDS
(Cost $182,790,042)		175,294,231

	Shares
COMMON STOCK - 1.27%
Building & Development - 0.19%
Brock Holdings III Inc.(b)(g)	164,832	–
Dayton Superior LLC(b)(g)	15,747	1,180,993
		1,180,993

Leisure Goods/Activities/Movies - 0.00%
Mood Media LLC(b)(g)	3,709,356	–

Oil & Gas - 1.08%
Ascent Resources - Equity(b)(g)	886,921	776,056
RDV Resources, Inc.(b)(g)	62,301	–
Ridgeback Resources Inc.(b)(g)	1,201,345	4,646,410
SandRidge Energy, Inc.(g)	135,154	223,004
Total Safety Holdings, LLC(g)	2,951	959,075
		6,604,545

TOTAL COMMON STOCK
(Cost $31,317,676)		7,785,538

WARRANTS - 0.00%(h)
Healthcare - 0.00%
Carestream Health expires 12/31/2049 at $0.01(b)	228	–

Leisure Goods/Activities/Movies - 0.00%
Mood Media LLC (Series A) expires 7/31/2025 at $1.63(b)	7,983,028	–
Mood Media LLC (Series B) expires 7/31/2025 at $2.03(b)	7,983,028	–
Mood Media LLC (Series C) expires 7/31/2025 at $2.33(b)	7,983,028	–

Oil & Gas - 0.00%(h)
Ascent Resources Marcellus LLC expires 3/30/2023 at $6.15(b)	229,630	6,889

TOTAL WARRANTS
(Cost $25,062)		6,889

Value
Total Investments- 155.03%
(Cost $1,012,403,415)	$947,642,919

Other Assets in Excess of Liabilities - 2.90%	18,004,662

Mandatory Redeemable Preferred Shares - (7.36)%
(liquidation preference plus distributions payable on term preferred shares)	(45,286,936)

Leverage Facility - (50.57)%	(309,100,000)

Net Assets - 100.00%	$611,260,645

Amounts above are shown as a percentage of net assets as of September 30, 2020.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1W US L - 1 Week LIBOR as of September 30, 2020 was 0.10%

1M US L - 1 Month LIBOR as of September 30, 2020 was 0.15%

2M US L - 2 Month LIBOR as of September 30, 2020 was 0.19%

3M US L - 3 Month LIBOR as of September 30, 2020 was 0.23%

6M US L - 6 Month LIBOR as of September 30, 2020 was 0.26%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	Security is in default as of period end and is therefore non-income producing.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	A portion of this position was not funded as of September 30, 2020. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2020, the Fund has unfunded delayed draw loans in the amount of $1,003,446. Fair value of these unfunded delayed draws was $934,275.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $162,601,676, which represented approximately 26.60% of net assets as of September 30, 2020. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Non-income producing security.
(h)	Amount represents less than 0.005% of net assets.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (“BGB” or the “Fund”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the 1940 Act on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to the Adviser at a price of $19.10 per share. The Adviser serves as the investment adviser for BGB. BGB’s common shares are listed on the Exchange and trade under the ticker symbol “BGB.”

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Fund’s Board of Trustees (the “Board”), with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. The dissolution date of the Fund may be extended an unlimited number of times.

Investment Objectives: BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Senior Secured Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of September 30, 2020:

Blackstone / GSO Strategic Credit Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$7,292,959	$4,042,440	$11,335,399
Automotive	–	5,388,859	2,079,303	7,468,162
Building & Development	–	40,843,916	582,000	41,425,916
Business Equipment & Services	–	139,420,305	16,947,473	156,367,778
Chemical & Plastics	–	10,720,166	6,967,620	17,687,786
Conglomerates	–	11,041,278	1,256,662	12,297,940
Containers & Glass Products	–	17,487,763	946,667	18,434,430
Drugs	–	11,094,500	3,650,713	14,745,213
Ecological Services & Equipment	–	5,460,305	1,065,369	6,525,674
Electronics/Electric	–	159,787,473	8,570,661	168,358,134
Food Products	–	13,657,381	340,746	13,998,127
Food Service	–	14,555,903	5,198,065	19,753,968
Healthcare	–	97,884,140	6,347,875	104,232,015
Home Furnishings	–	652,642	4,596,931	5,249,573
Industrial Equipment	–	17,720,481	2,566,260	20,286,741
Leisure Goods/Activities/Movies	–	6,562,591	6,342,468	12,905,059
Nonferrous Metals/Minerals	–	–	1,005,811	1,005,811
Oil & Gas	–	8,531,389	346,875	8,878,264
Publishing	–	10,357,831	3,355,000	13,712,831
Retailers (except food & drug)	–	3,700,657	622,901	4,323,558
Surface Transport	–	2,430,559	2,789,295	5,219,854
Other	–	100,344,028	–	100,344,028
Corporate Bonds	–	175,294,231	–	175,294,231

Blackstone / GSO Strategic Credit Fund (continued)

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Building & Development	$–	$–	$1,180,993	$1,180,993
Leisure Goods/Activities/Movies	–	–	–	–
Oil & Gas	223,004	959,075	5,422,466	6,604,545
Warrants
Healthcare	–	–	–	–
Leisure Goods/Activities/Movies	–	–	–	–
Oil & Gas	–	–	6,889	6,889
Total	$223,004	$861,188,432	$86,231,483	$947,642,919

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Corporate Bonds	Common Stock	Warrants	Total
Balance as of December 31, 2019	$133,526,932	$5,789,915	$9,734,833	$6,889	$149,058,569
Accrued discount/ premium	96,515	(55,876)	-	-	40,639
Realized Gain/(Loss)	(5,525,698)	(7,177,809)	(415,789)	-	(13,119,296)
Change in Unrealized Appreciation/(Depreciation)	(4,710,762)	292,501	(2,977,560)	-	(7,395,821)
Purchases	20,444,041	1,151,269	-	-	21,595,310
Sales Proceeds	(46,128,339)	-	(514,081)	-	(46,642,420)
Transfer into Level 3	33,847,369	-	776,056	-	34,623,425
Transfer out of Level 3	(51,928,923)	-	-	-	(51,928,923)
Balance as of September 30, 2020	$79,621,135	$-	$6,603,459	$6,889	$86,231,483
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2020	$(2,759,773)	$-	$(3,694,900)	$-	$(6,454,673)

Information about Level 3 fair value measurements as of September 30, 2020:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted/Average)
Floating Rate Loan Interests	$79,621,135	Third-party vendor pricing service	Broker quote	N/A

Common Stock	1,957,049	Third-party vendor pricing service	Broker quote	N/A
	4,646,410	Performance multiple methodology	EBITDA Multiple(a)	3.63x
			Proved & Probable PV-10(a)	0.39x
			Daily Production(BOE/D)(a)	$29.8
			Proved & Probable Reserves (MMboe)(a)	5.88x
	-	Performance multiple methodology	EBITDA Multiple(a)	7.38x
	-	Performance multiple methodology	EBITDA Multiple(a)	3.00x
Warrants	6,889	Third-party vendor pricing service	Broker quotes	N/A
	-	Performance multiple methodology	EBITDA Multiple(a)	7.00x
	-	Performance multiple methodology	EBITDA Multiple(a)	4.50x

(a)	As of September 30, 2020, a change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Proved & Probable PV-10	Increase	Decrease
Daily Production	Increase	Decrease
Proved & Probable Reserves	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest Income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

COVID-19 and Global Economic and Market Conditions: The ongoing novel coronavirus (“COVID-19”) pandemic and restrictions on non-essential businesses have caused disruption in the U.S. and global economies. Despite significant market rebounds across many asset classes, the continued rapid development of this situation and uncertainty regarding potential economic recovery precludes any prediction as to the ultimate adverse impact of COVID-19 on financial market and economic conditions. The estimates and assumptions underlying these financial statements are based on the information available as of September 30, 2020, including judgments about the financial market and economic conditions which may change over time.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines “Managed Assets” as total assets (including any assets attributable to any leverage used) minus the sum of BGB’s accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2020, 97.36% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower of the Loan (the “Borrower”) that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (“LIBOR”), plus a premium or credit spread.

Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests may pay interest at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that it intends to phase out LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, however, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, intends to replace the U.S. dollar LIBOR with the Secured Overnight Funding Rate (SOFR), a new index calculated by short-term repurchase agreements, backed by Treasury securities. Abandonment of or modifications to LIBOR could have adverse impacts and represent a significant risk on newly issued financial instruments and existing financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there are significant uncertainty regarding the effectiveness of any such alternative methodologies. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability and the extent to which that may impact the Fund may vary depending on various factors, which include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new successor reference rates and/or fallbacks for both legacy and new instruments. In addition, the transition to a successor rate could potentially cause (i) increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, (ii) a reduction in the value of certain instruments held by the Fund, or (iii) reduced effectiveness of related Fund transactions, such as hedging. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At September 30, 2020, BGB had invested $100,691,468 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through participation.

NOTE 4. LEVERAGE

The Fund has entered into a separate Credit Agreement (the “Agreement”) with a bank to borrow money pursuant to a revolving line of credit (“Leverage Facility”) dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, December 18, 2015, July 26, 2016, December 16, 2016, December 20, 2017 as amended and restated on June 20, 2018, as amended on December 4, 2018,as further amended and restated on January 11, 2019 and as further amended on January 10, 2020 to borrow up to a limit of $415 million, with $145 million for tranche A loans (“Tranche A Loans”) and $270 million for tranche B loans (“Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for Tranche A Loans, 1.15% above LIBOR for one (1) month interest period Tranche B Loans and 1.00% above LIBOR for three (3), six (6) and nine (9) months interest periods Tranche B Loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of Tranche A Loans and Tranche B Loans is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2020, BGB had borrowings outstanding under its Leverage Facility of $309,100,000, at an interest rate of 1.14%. Face value approximates fair value at September 30, 2020; this fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2020, the average borrowings under BGB's Leverage Facility and the average interest rate were $305,842,701 and 1.78%, respectively.

On July 27, 2016, BGB issued 45,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $45,000,000, rated “AA” by Fitch Ratings, with Rating Watch Negative (RWN) designations as of September 30, 2020. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGB makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of September 30, 2020 the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund’s Managed Assets, which include the assets purchased through leverage. As of September 30, 2020, BGB's leverage represented 36.68% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 32.02% of Managed Assets and the MRPS representing 4.66% of Managed Assets).